SCHEDULE 1 - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Jun. 25, 2015 $ / shares	Jan. 05, 2015 $ / shares shares	Jan. 04, 2015 $ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Assets:
Cash and cash equivalents	$ 139,453	¥ 968,225		¥ 846,120				¥ 1,378
Prepaid expenses and other assets	67,228	466,763		246,723
Held-to-maturity investments	14,247	98,917		30,000
Total assets	688,952	4,783,388		2,190,003
Liabilities:
Accrued expenses and other liabilities	81,257	564,165		288,171
Total liabilities	380,739	2,643,469		1,213,061
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, and 117,000,000 and 119,512,300 shares issued and outstanding as of December 31, 2015 and 2016)	11	75		73
Additional paid-in capital	134,419	933,272		791,841
Accumulated other comprehensive income	4,243	29,457		101
Retained earnings	169,540	1,177,115		184,927
Total equity	308,213	2,139,919		976,942				¥ 223,408	¥ 19,120
Total liabilities and equity	$ 688,952	¥ 4,783,388		¥ 2,190,003
Ordinary shares:
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 1.00
Ordinary shares, authorized (in shares)	500,000,000	500,000,000	500,000,000	500,000,000		500,000,000
Ordinary shares, issued (in shares)	119,512,300	119,512,300	117,000,000	117,000,000
Ordinary shares, outstanding (in shares)	119,512,300	119,512,300	117,000,000	117,000,000
YIRENDAI LTD
Assets:
Cash and cash equivalents	$ 56,821	¥ 394,505	$ 62,024	¥ 430,635
Prepaid expenses and other assets	99	690
Amount due from a subsidiary	9,931	68,951		75,429
Held-to-maturity investments	4,900	34,021
Investments in subsidiaries and VIEs	237,021	1,645,630		499,171
Total assets	308,772	2,143,797		1,005,235
Liabilities:
Accrued expenses and other liabilities	559	3,878		28,293
Total liabilities	559	3,878		28,293
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, and 117,000,000 and 119,512,300 shares issued and outstanding as of December 31, 2015 and 2016)	11	75		73
Additional paid-in capital	134,419	933,272		791,841
Accumulated other comprehensive income	4,243	29,457		101
Retained earnings	169,540	1,177,115		184,927
Total equity	308,213	2,139,919		976,942
Total liabilities and equity	$ 308,772	¥ 2,143,797		¥ 1,005,235
Ordinary shares:
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, issued (in shares)	119,512,300	119,512,300	117,000,000	117,000,000
Ordinary shares, outstanding (in shares)	119,512,300	119,512,300	117,000,000	117,000,000